Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
OPERATING ACTIVITIES
Net income	$ (47,540)	$ (117,562)
Items not involving cash:
Depreciation of property and equipment	2,047	2,163
Amortization of intangible assets	0
Stock-based compensation	15,272	35,707
Changes in operating working capital:
Decrease (Increase) in accounts receivable	7,492	(28,983)
Decrease (increase) in investment tax credits	(12,263)	213,558
Decrease (increase) in prepaid expenses	3,697	3,586
Increase (decrease) in accounts payable	11,207	13,105
Increase (decrease) in accrued liabilities	(123)	(6,448)
Increase (decrease) in deferred rent	11,107	(692)
Increase (decrease) in deferred revenue	(35,192)	(28,299)
Cash flows provided by operating activities	(59,570)	50,428
INVESTING ACTIVITIES
Purchase of property and equipment
Proceeds on sale of assets
Purchase of intangible asset
Purchase of investment
Cash flows used in investing activities
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(1,201)	(2,711)
Increase in cash and cash equivalents	(60,771)	47,717
Cash and cash equivalents, beginning of period	413,676	472,317
Cash and cash equivalents, end of period	$ 358,905	$ 520,034